Revenues - Disaggregation of Seajacks Revenue (Details) - Seajacks business - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 52,665	$ 83,720
Total Asia
Disaggregation of Revenue [Line Items]
Revenues	8,057	69,254
Japan
Disaggregation of Revenue [Line Items]
Revenues	139	21,838
Taiwan
Disaggregation of Revenue [Line Items]
Revenues	7,918	47,416
Total Europe
Disaggregation of Revenue [Line Items]
Revenues	42,270	12,294
France
Disaggregation of Revenue [Line Items]
Revenues	24,114	0
Germany
Disaggregation of Revenue [Line Items]
Revenues	0	4,966
Netherlands
Disaggregation of Revenue [Line Items]
Revenues	11,045	5,328
UK
Disaggregation of Revenue [Line Items]
Revenues	7,111	2,000
USA
Disaggregation of Revenue [Line Items]
Revenues	2,338	1,982
All Other
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 190